Revenues (Tables)	12 Months Ended
Dec. 31, 2024
Revenues
Schedule of disaggregation of revenue

	Years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Upfront franchise fees	38,066	46,831	68,211
Continuing franchise fees	757,158	1,362,654	1,904,264
Sales of hotel supplies and other products	516,865	1,179,686	2,011,940
Other transactions with the franchisees	48,754	116,438	164,337
Manachised hotels	1,360,843	2,705,609	4,148,752
Room	505,557	782,646	652,854
Food and beverage	43,313	51,583	43,838
Others	4,059	5,815	5,271
Leased hotels	552,929	840,044	701,963
Retail	253,607	971,931	2,198,198
Others	95,604	148,383	199,019
Total	2,262,983	4,665,967	7,247,932

Schedule of contract balances

	As of December 31,
	2023	2024
	RMB	RMB
Accounts receivable	194,399	201,606
Less: allowance for doubtful accounts	(32,298)	(15,559)
Accounts receivable, net	162,101	186,047

	As of December 31,
	2023	2024
	RMB	RMB
Current	5,184	2,929
Non-current	54,446	33,926
Subtotal	59,630	36,855
Less: allowance for doubtful accounts	(28,819)	(31,280)
Total contract assets	30,811	5,575

	As of December 31,
	2023	2024
	RMB	RMB
Current	406,066	453,986
Non-current	369,455	475,331
Deferred revenue	775,521	929,317

	As of December 31,
	2023	2024
	RMB	RMB
Upfront franchise fees	420,421	539,518
Advances from sales of hotel supplies and other products	238,739	267,220
Loyalty program	44,787	58,547
Others	71,574	64,032
Deferred revenue	775,521	929,317

Schedule of changes in the allowance for doubtful accounts

	As of December 31,
	2023	2024
	RMB	RMB
At the beginning of the year	19,468	32,298
Cumulative effect of the adoption of ASU 2016-13	1,371	—
Allowance made during the year	11,935	5,756
Write off during the year	(476)	(22,495)
At the end of the year	32,298	15,559

	As of December 31,
	2023	2024
	RMB	RMB
At the beginning of the year	—	28,819
Allowance made during the year	28,819	23,974
Write off during the year	—	(21,513)
At the end of the year	28,819	31,280